Vessel Revenue, net and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 2,652	$ 1,437
Deferred revenue from lease agreements	99	664
Deferred revenue from ballast bonus payments	24	731
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 2,652	$ 1,437